ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 60.5%		Shares	Value
Alpha Architect Tail Risk ETF (a)(b)(c)		597,146	$53,609,678
TOTAL EXCHANGE TRADED FUNDS (Cost $46,318,880)			53,609,678

PURCHASED OPTIONS - 59.5% (a)	Notional Amount	Contracts
Call Options - 2.4% (d)(e)(f)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (j)	$2,113,952	31	2,078,922

Put Options - 57.1% (d)(e)(f)
S&P 500 Index
Expiration: 01/16/2026; Exercise Price: $2,500.00	192,358,550	281	703
Expiration: 01/16/2026; Exercise Price: $6,100.00	10,952,800	16	3,360
Expiration: 01/30/2026; Exercise Price: $6,400.00	4,791,850	7	11,130
Expiration: 01/30/2026; Exercise Price: $6,500.00	10,268,250	15	34,125
Expiration: 02/20/2026; Exercise Price: $2,500.00	192,358,550	281	4,215
Expiration: 03/20/2026; Exercise Price: $2,500.00	378,556,150	553	24,885
Expiration: 03/20/2026; Exercise Price: $12,000.00	29,435,650	43	21,767,245
Expiration: 04/17/2026; Exercise Price: $2,500.00	320,369,400	468	54,990
Expiration: 05/15/2026; Exercise Price: $2,500.00	65,716,800	96	19,440
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (j)	2,113,952	31	28,643,938
Total Put Options			50,564,031
TOTAL PURCHASED OPTIONS (Cost $52,720,193)			52,642,953

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (g)		Shares
First American Government Obligations Fund - Class X, 3.67% (h)		37,519	37,519
TOTAL MONEY MARKET FUNDS (Cost $37,519)			37,519

TOTAL INVESTMENTS - 120.0% (Cost $99,076,592)			$106,290,150
Liabilities in Excess of Other Assets - (20.0)% (i)			(17,709,816)
TOTAL NET ASSETS - 100.0%			$88,580,334

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	Exchange-traded.
(f)	100 shares per contract.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(i)	Includes cash of $10,030 that is pledged as collateral for written options.
(j)	FLexible EXchange® Options.

ARIN TACTICAL TAIL RISK ETF
SCHEDULE OF WRITTEN OPTIONS
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (20.1)%	Notional Amount	Contracts	Value
Call Options - (0.0)% (a)(b)(c)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10,010.01 (d)	$(2,113,952)	(31)	$(155)

Put Options - (20.1)% (b)(c)
S&P 500 Index
Expiration: 01/16/2026; Exercise Price: $6,700.00	(10,952,800)	(16)	(39,360)
Expiration: 01/30/2026; Exercise Price: $6,800.00	(10,268,250)	(15)	(110,250)
Expiration: 01/30/2026; Exercise Price: $7,000.00	(4,791,850)	(7)	(116,515)
Expiration: 03/20/2026; Exercise Price: $11,000.00	(29,435,650)	(43)	(17,511,535)
SPDR S&P 500 ETF Trust, Expiration: 03/20/2026; Exercise Price: $10.01 (d)	(2,113,952)	(31)	(155)
Total Put Options			(17,777,815)
TOTAL WRITTEN OPTIONS (Premiums received $18,090,725)			$(17,777,970)

Percentages are stated as a percent of net assets.

(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	FLexible EXchange® Options.

ARIN TACTICAL TAIL RISK ETF

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Arin Tactical Tail Risk ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Investments
Exchange Traded Funds	$53,609,678	$—	$—	$53,609,678
Purchased Options	—	52,642,953	—	52,642,953
Money Market Funds	37,519	—	—	37,519
Total Investments	$53,647,197	$52,642,953	$—	$106,290,150

Liabilities:
Investments
Written Options	$—	$(17,777,970)	$—	$(17,777,970)
Total Investments	$—	$(17,777,970)	$—	$(17,777,970)

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

Transactions With Affiliates

The Fund transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2025:

Alpha Architect Tail Risk ETF
Value as of October 27, 2025 (a)	$54,798,774
Additions	—
Reductions	(1,078,200)
Realized Gain (Loss)	20,479

ARIN TACTICAL TAIL RISK ETF

Alpha Architect Tail Risk ETF
Net Change in Unrealized Appreciation (Depreciation)	(131,375)
Value as of December 31, 2025	$53,609,678

Income	$—
Capital Gains Distributions from Underlying Funds	$—

Shares as of December 31, 2025	597,146

(a) Inception date of Fund.
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